Unaudited Condensed Financial Information of The Parent Company (Details) - Schedule of condensed statements of operations and comprehensive income (loss) - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Condensed Statements of Operations and Comprehensive Income (loss) [Abstract]
Equity in earnings of subsidiaries	$ 8,259	$ 6,898	$ 6,091
General and administrative expenses	(472)
NET INCOME	7,787	6,898	6,091
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(8,157)	2,072	5,362
COMPREHENSIVE INCOME (LOSS)	$ (370)	$ 8,970	$ 11,453